Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net (loss) income	$ (17,821)	$ 15,196